Unaudited Interim Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Unaudited Interim Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 38,501	$ 21,616
Comprehensive income	$ 38,501	$ 21,616